Post-Employment Benefits - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits [Line Items]
Actuarial losses on defined benefit obligations	kr 2,110	kr 8,255
Actuarial gains development of plan assets	kr 2,438	kr 4,280
Percentage Alecta's of collective funding ratio	154.00%	149.00%
Percentage of company's share of Alecta's saving premiums	0.50%
Percentage of maximum pension liability relation to PRI pensionsgaranti	2.00%
Amount of pledged business mortgage	kr 4,500
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Contingent liabilities include the Company's mutual responsibility as a credit insured company of PRI Pensionsgaranti in Sweden. This mutual responsibility can only be imposed in the instance that PRI Pensions-garanti has consumed all of its assets, and it amounts to a maximum of 2% of the Company's pension liability in Sweden. The Company has a pledged business mortgage of SEK 2 billion to PRI Pensionsgaranti.
Alecta [member]
Disclosure of employee benefits [Line Items]
Percentage of total share of active members in Alecta	2.00%
Expected contribution to Alectas plan	kr 94
Bottom of range [member]
Disclosure of employee benefits [Line Items]
Percentage of target ratio fair value plan assets	140.00%
Ericsson Pensionsstiftelse [member]
Disclosure of employee benefits [Line Items]
Percentage of defined benefit plans	53.00%	55.00%